SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2022
Supplemental Income Statement Elements [Abstract]
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA
NOTE 17:-	SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA

a.	Finance (income) expense, net:

	Year ended December 31,
	2022	2021	2020
Finance expenses:

Interest in respect credit cards and bank fees	$5,380	$4,702	$3,254
Interest in respect of loans	346	2,035	1,053
Amortization/accretion of premium/discount on marketable securities	237	200	161
Realized gain/loss from marketable securities, net	-	134	11
Changes in derivatives fair value	1,509	-	3,427
Foreign exchange transactions losses	3,818	6,023	7,128

	11,290	13,094	15,034
Finance income:

Interest in respect of cash and cash equivalent and short-term bank deposits	20	147	657
Changes in derivatives fair value	-	4,950	-
Interest income from marketable securities	287	407	213
Foreign exchange transactions gains	14,062	-	3,965

	14,369	5,504	4,835

Finance expenses (income), net	$(3,079)	$7,590	$10,199

b.	Net earnings (loss) per share:

The following table sets forth the computation of basic and diluted net earnings per share:

Numerator:

	Year ended December 31,
	2022	2021	2020

Net income (loss) attributable to controlling interest, as reported	$(57,054)	$18,966	$7,218
Adjustment to redemption value of non-controlling interest	(198)	(1,399)	-

Numerator for basic and diluted net income (loss) per share	$(57,252)	$17,567	$7,218

Denominator:

	Year ended December 31,
	2022	2021	2020

Denominator for basic income (loss) per share	34,488	34,462	34,419
Effect of dilutive stock based awards	-	108	55

Denominator for diluted income (loss) per share	34,488	34,570	34,474

Earnings per share:

Basic and diluted earnings (loss) per share	$(1.66)	$0.51	$0.21